Borrowings - Disclosure of Detailed Information About Borrowings (Details) - NZD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018
Borrowings - Disclosure Of Detailed Information About Borrowings
Shareholder loans		$ 10,951
Bank loans	20,000	16,000
Debt issuance costs in relation to bank loan	(80)	(218)
Working capital financing bank facility		22,489
Convertible notes		1,740
Loan note	1,247	1,159
Current borrowings and current portion of non-current borrowings	$ 21,167	$ 52,121